Intangible Assets - Schedule of Other Intangibles (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	£ 573	£ 611
Additions	101	178
Disposals	0	(14)
Charge	(198)	(192)
Impairment	30	10
Ending balance	446	573
Cost
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,263	1,099
Additions	101	178
Disposals	(47)	(14)
Charge	0	0
Impairment	0	0
Ending balance	1,317	1,263
Accumulated amortisation / impairment
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(690)	(488)
Additions	0	0
Disposals	47	0
Charge	(198)	(192)
Impairment	30	10
Ending balance	£ (871)	£ (690)